Note 36 - Climate change (Details Textual) $ in Millions			1 Months Ended
	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($) MW	Feb. 28, 2021
Wind farm in Argentina [member]
Disclosure of climate change [line items]
Investments In Windfarm		$ 200
Electric power generation capacity | MW		103.2
Percentage Of Energy Requirements Supplied		50.00%
Second Wind Farm In Argentina Member
Disclosure of climate change [line items]
Estimated investments in plan	$ 214
Percentage of energy requirements in that city to be supplied	30.00%
Medium term target [member]
Disclosure of climate change [line items]
Percentage of target for reducing carbon emissions intensity			30.00%
Period over climate-related target applies			2030
Baseline from which progress for climate-related target is measured			2018